Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [line items]
Net Earnings (Loss)	$ 1,864,000	$ 1,609,000	$ 3,366,000	$ 5,666,000
Effect of Cumulative Dividends on Preferred Shares	(9,000)	(9,000)	(27,000)	(26,000)
Net Earnings (Loss) – Basic and Diluted	$ 1,855,000	$ 1,600,000	$ 3,339,000	$ 5,640,000
Basic – weighted average number of shares (in shares)	1,891,937	1,927,864	1,900,952	1,962,813
Dilutive effect of warrants (in shares)	6,408	41,956	27,491	45,002
Dilutive effect of net settlement rights (in shares)	6,752	7,188	7,643	10,657
Diluted – weighted average number of shares (in shares)	1,905,097	1,978,645	1,936,716	2,018,472
Net earnings (loss) per share — basic (CAD per share)	$ 0.98	$ 0.83	$ 1.76	$ 2.87
Net earnings (loss) per share — diluted (CAD per share)	$ 0.97	$ 0.81	$ 1.72	$ 2.79
Cenovus Replacement Stock Options
Earnings per share [line items]
Dilutive effect of options (in shares)	0	1,637	630	0